Equity-based Compensation (Tables)	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity
A summary of 2011 and prior awards activity is presented below:

	Number of units	Weighted-average fair value
Outstanding at December 27, 2010	230,343	$1.58
Granted	108,997	0.93
Vested	(103,824)	1.66
Forfeited	(7,788)	1.80
Outstanding at December 26, 2011	227,728	$1.22
Granted	—	—
Vested	(108,765)	1.32
Forfeited	—	—
Outstanding at December 31, 2012	118,963	$1.14
Granted	—	—
Vested	(59,361)	1.24
Forfeited	—	—
Outstanding at December 30, 2013	59,602	$1.03

Schedule of Valuation Assumptions
The weighted average fair market value of stock options granted in the sixteen weeks ended April 21, 2014 was $5.00 per share, as estimated at the date of grant using the Black-Scholes pricing model using the following assumptions:

Dividend yield	0%
Expected volatility (1)	32.2%
Risk-free rate of return	1.77%
Expected life (in years) (2)	5.6

(1) Expected volatility was based on competitors within the industry.
(2) Expected life was calculated using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, as we do not have sufficient historical data for determining the expected term of our stock option awards.